Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 13 - Commitments and Contingencies

A.	Operating leases

The Company’s subsidiaries have entered into various non-cancelable operating lease agreements for office space and operating leases for vehicles.

Liabilities reported in the consolidated balance sheets are as follows:

	December 31,
	2025	2024
	U.S. Dollars (in thousands)

Other current liabilities	1,779	2,204
Other long-term liabilities	3,857	2,208

Total lease liabilities	5,636	4,412

In the year ended December 31, 2025, the Company recognized lease costs in the amount of $2,663 (2024 - $2,153; 2023 - $1,854).

Minimum future payments under non-cancellable leases as of December 31, 2025 are as follows:

Year ended December 31,	U.S. Dollars (in thousands)
2026	2,046
2027	1,153
2028	672
2029	491
2030 and after	2,193
6,555
Less imputed interest	(919)

Total lease liabilities	5,636

The weighted average term of the operating leases as of December 31, 2025 is 70 months.

B.	Finance leases

One of the Company’s subsidiaries has entered into a non-cancelable lease agreements for office and factory space. The lease agreement contains a purchase option which is reasonably certain to be exercised. As such, the Company classifies this as a finance lease.

Amounts reported in the consolidated balance sheets are as follows:

	December 31,
	2025	2024
	U.S. Dollars (in thousands)
Cost:
ROU assets – opening balance	4,881	-
ROU assets – additions	-	4,881
ROU assets – disposals	-	-
	4,881	4,881

Less accumulated depreciation	98	16

	4,783	4,865

	December 31,
	2025	2024
	U.S. Dollars (in thousands)

Other current liabilities	341	284
Other long-term liabilities	4,983	4,453

Total lease liabilities	5,324	4,737

In the year ended December 31, 2025, the Company recognized finance lease costs in the amount of $331 (2024 - $42 and 2023 - $0).

Minimum future payments under non-cancellable finance leases as of December 31, 2025 are as follows:

Year ended December 31,	U.S. Dollars (in thousands)
2026	352
2027	352
2028	352
2029	5,466
2030 and after	-
6,522
Less imputed interest	(1,198)

Total lease liabilities	5,324

The weighted average term of the finance leases as of December 31, 2025 is 47 months.